ORGANIZATION, PRINCIPAL ACTIVITIES AND MANAGEMENT’S PLANS (Details Narrative) - USD ($)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Accounting Policies [Abstract]
Net loss	$ 14,143,735	$ 13,886,805
Cash in operations	$ 8,451,781	$ 6,504,041